Document and Entity Information	Oct. 20, 2022
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Oct. 20, 2022
Entity Registrant Name	GLOBAL INDEMNITY GROUP, LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34809
Entity Tax Identification Number	85-2619578
Entity Address, Address Line One	112 S. French St.
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	302
Local Phone Number	691-6276
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Shares, no par value
Trading Symbol	GBLI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001494904
Former Address [Member]
Entity Listings [Line Items]
Entity Address, Address Line One	Three Bala Plaza East
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Bala Cynwyd
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19004